CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash	$ 1,129	$ 2,514	$ 1,935	$ 892
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	773	886
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	150	1,304
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 206	$ 324